ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended
	Nov. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares	Sep. 30, 2020 $ / shares	Nov. 30, 2019 CNY (¥) shares
Ordinary shares, par value		$ 0.00001	$ 0.00001
IPO [Member]
Stock listed for IPO	$ 44,534			¥ 289,027
ADS [Member] | IPO [Member]
Common stock, shares unissued | shares	2,700,000			2,700,000
Ordinary shares, par value	$ 0.00001
Number of common shares for each unit of american depository receipt	30			30
Sale of stock, price per share	$ 17
ADS [Member] | Over-Allotment Option [Member]
Ordinary shares, par value	$ 0.00001
Number of common shares for each unit of american depository receipt	30			30
Number of shares issued in transaction | shares	405,000
Sale of stock, price per share	$ 17